Other non-financial assets (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Current
Income tax credit		$ 31,919	$ 24,396
Non-current
Income tax credit		0	319
Sociedad Minera Cerro Verde S.A.A. [Member]
Current
Value added tax credit		27,414	28,081
Income tax credit		75,521	26,794
Other taxes to be recovered		2,745	2,700
Total Current		105,680	57,575
Non-current
Other Receivables	[1]	186,626	183,208
Income tax credit	[2]	52,559	16,858
Total Non-Current		239,185	200,066
TOTAL Non-financial assets		$ 344,865	$ 257,641

[1]	Represents disbursement made by the Company in connection with disputed tax assessments related to reviews by SUNAT from years 2003 to 2012 (see Note 13(c) and 13(e)). According to current tax procedures and the timeframe for resolving these types of claims, management and its legal advisors expect resolution of this matter will be favorable to the Company and amounts will be recoverable.
[2]	Represents disbursements made by the Company for the prepayment of income tax, which the Company expects to use to offset future tax obligations or will be refunded to the Company by SUNAT (Superintendencia Nacional de Administración Tributaria) (see Note 13(b)).